UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22432

Oxford Lane Capital Corp.

(Exact name of registrant as specified in charter)

8 Sound Shore Drive, Suite 255

Greenwich, CT 06830

(Address of principal executive offices)

Jonathan H. Cohen
Chief Executive Officer
Oxford Lane Capital Corp.
8 Sound Shore Drive, Suite 255
Greenwich, CT 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 983-5275

Date of fiscal year end: March 31

Date of reporting period: July 1, 2018 – June 30, 2019

Item 1. Proxy Voting Record.

Issuer Name: Battalion CLO VII
Meeting Date: July 6, 2018 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 07131YAC6
Proposal No.	Proposal	Proposed By	Oxford Lane Capital Corp. (“OXLC”) Rec	Vote Cast	Sponsor
1	This Supplemental Indenture in conjunction with the Reset, would amend the Indenture to reflect the terms of the Reset.	Manager	For	Consented	Manager

Issuer Name: Octagon Investment Partners 27
Meeting Date: July 11, 2018 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 67591CAC1
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
2	This Supplemental Indenture in conjunction with the Reset, would amend the Indenture to reflect the terms of the Reset.	Manager	For	Consented	Manager

Issuer Name: Dryden 42 Senior Loan Fund
Meeting Date: July 11, 2018 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 26245AAA5
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
3	This Supplemental Indenture in conjunction with the Reset, would amend the Indenture to reflect the terms of the Reset.	Manager	For	Consented	Manager

Issuer Name: Mountain Hawk II CLO
Meeting Date: July 16, 2018 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 62405UAA2
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
4	This Supplemental Indenture in conjunction with the Refinancing, would amend the Indenture to reflect the terms of the Refinancing.	Manager	For	Consented	Manager

Issuer Name: Shackleton 2017-X CLO
Meeting Date: July 20, 2018 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 81883CAC9
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
5	This Supplemental Indenture request amended the indenture for several definitions to reflect the updated Collateral Quality Matrix.	Manager	For	Consented	Manager

Issuer Name: MidOcean Credit CLO VIII
Meeting Date: July 30, 2018 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 59801NAE6
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
6	This Supplemental Indenture request amended the indenture for several definitions to reflect the updated Concentration Limitations.	Manager	For	Consented	Manager

Issuer Name: Covenant Credit Partners CLO II
Meeting Date: August 15, 2018 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 22284GAE5
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
7	OXLC elected in favor of a call of this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: OZLM XII
Meeting Date: August 31, 2018 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 67109XAE6
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
8	This Supplemental Indenture in conjunction with the Refinancing, would amend the Indenture to reflect the terms of the Refinancing.	Manager	For	Consented	Manager

Issuer Name: OZLM XIII
Meeting Date: August 31, 2018 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 67110CAE9
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
9	This Supplemental Indenture in conjunction with the Refinancing, would amend the Indenture to reflect the terms of the Refinancing.	Manager	For	Consented	Manager

Issuer Name: THL Credit Wind River 2014-3 CLO
Meeting Date: September 4, 2018 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 88432JAA9
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
10	OXLC elected in favor of a reset of this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: Halcyon Loan Advisors Funding 2015-2
Meeting Date: September 24, 2018 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 40538LAC4
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
11	OXLC elected in favor of a refinancing of this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: Jamestown CLO V
Meeting Date: September 28, 2018 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 47047VAC1
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
12	OXLC elected in favor of a call of this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: THL Credit Wind River 2014-3 CLO
Meeting Date: October 1, 2018 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 88432JAA9
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
13	This Supplemental Indenture in conjunction with the Reset, would amend the Indenture to reflect the terms of the Reset.	Manager	For	Consented	Manager

Issuer Name: CIFC Funding 2014-III
Meeting Date: October 17, 2018 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: G2206CAA2
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
14	This Supplemental Indenture request, in conjunction with the Reset, amended the indenture to reflect the terms of the Reset.	Manager	For	Consented	Manager

Issuer Name: CIFC Funding 2014-III
Meeting Date: October 17, 2018 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 12549TAA7
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
15	This Supplemental Indenture request, in conjunction with the Reset, amended the indenture to reflect the terms of the Reset.	Manager	For	Consented	Manager

Issuer Name: Sound Point CLO VI
Meeting Date: October 19, 2018 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 83608YAE7
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
16	This Agreement Among Holders of Subordinated Notes will redeem the assets of Sound Point CLO VI, Ltd. and merge them with the assets of Sound Point CLO VI-R, Ltd.	Manager	For	Consented	Manager

Issuer Name: Halcyon Loan Advisors Funding 2015-2
Meeting Date: October 24, 2018 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 40538LAC4
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
17	This Supplemental Indenture in conjunction with the Refinancing, would amend the Indenture to reflect the terms of the Refinancing.	Manager	For	Consented	Manager

Issuer Name: Wellfleet CLO 2016-2
Meeting Date: October 30, 2018 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 94949MAC2
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
18	This Supplemental Indenture in conjunction with the Refinancing, would amend the Indenture to reflect the terms of the Refinancing.	Manager	For	Consented	Manager

Issuer Name: Ares XL CLO
Meeting Date: December 6, 2018 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 04016HAB2
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
19	This Supplemental Indenture request, in conjunction with the Reset, amended the indenture to reflect the terms of the Reset.	Manager	For	Consented	Manager

Issuer Name: Telos CLO 2014-6
Meeting Date: March 13, 2019 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 87970XAA8
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
20	OXLC elected in favor of a re-issue of this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: Telos CLO 2014-6
Meeting Date: April 3, 2019 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 87970XAA8
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
21	OXLC elected to withdraw its notice of Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: Telos CLO 2013-3
Meeting Date: April 18, 2019 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 87974GAA1
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
22	This Notice of Assignment provides notice that the Existing Collateral Servicer intends to assign the Collateral Servicing Agreement to the Successor Collateral Servicer pursuant to an assignment agreement.	Manager	For	Consented	Manager

Issuer Name: Telos CLO 2013-4
Meeting Date: April 18, 2019 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 87974JAA5
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
23	This Notice of Assignment provides notice that the Existing Collateral Servicer intends to assign the Collateral Servicing Agreement to the Successor Collateral Servicer pursuant to an assignment agreement.	Manager	For	Consented	Manager

Issuer Name: Telos CLO 2014-6
Meeting Date: April 18, 2019 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 87970XAA8
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
24	This Notice of Assignment provides notice that the Existing Collateral Servicer intends to assign the Collateral Servicing Agreement to the Successor Collateral Servicer pursuant to an assignment agreement.	Manager	For	Consented	Manager

Issuer Name: OHA Loan Funding 2012-1
Meeting Date: May 2, 2019 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 67103NAB0
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
25	OXLC elected in favor of a call of this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: MidOcean Credit CLO VI
Meeting Date: May 3, 2019 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 59802WAC9
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
26	OXLC elected in favor of a refinancing of this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: MidOcean Credit CLO VI
Meeting Date: May 22, 2019 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 59802WAC9
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
27	This Supplemental Indenture in conjunction with the Refinancing, would amend the Indenture to reflect the terms of the Refinancing.	Manager	For	Consented	Manager

Issuer Name: Venture XV CLO
Meeting Date: June 13, 2019 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 92328LAB1
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
28	OXLC elected in favor of a reset of this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OXFORD LANE CAPITAL CORP.

By:	/s/ Jonathan H. Cohen
Jonathan H. Cohen
Chief Executive Officer
Date: August 27, 2019